UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23477
BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)

240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
2/28
Date of reporting period:
8/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Innovators ETF
BNY Mellon Women's Opportunities ETF
ITEM 1 - Reports to Stockholders

BNY Mellon Innovators ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Ticker – BKIV (The NASDAQ Stock Market LLC)
This semi-annual shareholder report contains important information about BNY Mellon Innovators ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Innovators ETF	$27	0.50%*
*	Annualized.
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$18	50	3.25%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
33.2%
Health Care
29.0%
Communication Services
16.9%
Consumer Discretionary
9.1%
Real Estate
3.5%
Consumer Staples
3.0%
Industrials
2.0%
Financials
2.0%
Energy
1.0%
Investment Companies
1.0%
Net Other Assets and Liabilities
-0.7%

How has the Fund changed?
  At a meeting on August 12, 2025, the Board of Trustees of BNY Mellon ETF Trust (the “Trust”) approved the closing and liquidation of the Fund, a series of the Trust. Accordingly, the Fund completed the liquidation of its assets, ceased operations, and distributed proceeds to shareholders of record effective on September 19, 2025 (the “Liquidation Date”). Shareholders of record of the Fund on the Liquidation Date received cash equal to the net asset value of their shares as of such date.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s prospectus dated  June 30, 2025 as supplemented on August 12, 2025 at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4867SA0825

BNY Mellon Women’s Opportunities ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Ticker – BKWO (The NASDAQ Stock Market LLC)
This semi-annual shareholder report contains important information about BNY Mellon Women’s Opportunities ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Women’s Opportunities ETF	$26	0.50%*
*	Annualized.
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$17	49	13.09%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
34.9%
Financials
14.6%
Health Care
13.9%
Consumer Discretionary
9.4%
Industrials
8.7%
Communication Services
6.0%
Consumer Staples
5.4%
Utilities
2.8%
Energy
2.7%
Real Estate
1.0%
Net Other Assets and Liabilities
0.6%

How has the Fund changed?
  At a meeting on August 12, 2025, the Board of Trustees of BNY Mellon ETF Trust (the “Trust”) approved the closing and liquidation of the Fund, a series of the Trust. Accordingly, the Fund completed the liquidation of its assets, ceased operations, and distributed proceeds to shareholders of record effective on September 19, 2025 (the “Liquidation Date”). Shareholders of record of the Fund on the Liquidation Date received cash equal to the net asset value of their shares as of such date.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s prospectus dated  June 30, 2025 as supplemented on August 12, 2025 at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4868SA0825

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

BNY Mellon Innovators ETF: BKIV
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Innovators ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.7%
Automobiles & Components — 1.5%
Tesla, Inc.(a)	786	262,422
Capital Goods — 2.0%
Axon Enterprise, Inc.(a)	474	354,215
Consumer Discretionary Distribution & Retail — 2.7%
Chewy, Inc., Cl. A(a)	6,352	260,178
PDD Holdings, Inc., ADR(a)	1,785	214,593
		474,771
Consumer Durables & Apparel — .9%
Lululemon Athletica, Inc.(a)	780	157,716
Consumer Services — 4.0%
Airbnb, Inc., Cl. A(a)	1,525	199,058
DraftKings, Inc., Cl. A(a)	4,816	231,072
Dutch Bros, Inc., Cl. A(a)	3,852	276,689
		706,819
Energy — 1.0%
Cactus, Inc., Cl. A	4,275	179,336
Financial Services — 2.0%
Block, Inc.(a)	4,376	348,505
Food, Beverage & Tobacco — 3.0%
Celsius Holdings, Inc.(a)	5,151	323,895
Freshpet, Inc.(a)	3,873	216,191
		540,086
Health Care Equipment & Services — 12.8%
Align Technology, Inc.(a)	1,274	180,857
DexCom, Inc.(a)	2,594	195,432
Guardant Health, Inc.(a),(b)	4,929	332,313
Inspire Medical Systems, Inc.(a)	2,464	230,852
Intuitive Surgical, Inc.(a)	715	338,406
iRhythm Technologies, Inc.(a)	3,747	636,915
Privia Health Group, Inc.(a)	6,492	149,576
PROCEPT BioRobotics Corp.(a),(b)	1,065	42,781
TransMedics Group, Inc.(a),(b)	1,377	158,300
		2,265,432
Media & Entertainment — 16.9%
Alphabet, Inc., Cl. C	5,512	1,176,977
Liberty Media Corp.-Liberty Formula One, Cl. C(a)	2,974	297,103
Netflix, Inc.(a)	748	903,771
Pinterest, Inc., Cl. A(a)	6,341	232,271
Reddit, Inc., Cl. A(a)	1,655	372,507
		2,982,629
Pharmaceuticals, Biotechnology & Life Sciences — 16.2%
Ascendis Pharma A/S, ADR(a)	2,002	388,929
Crinetics Pharmaceuticals, Inc.(a),(b)	2,332	72,269
Denali Therapeutics, Inc.(a)	5,554	84,810
GRAIL, Inc.(a),(b)	3,482	114,175
Insmed, Inc.(a)	8,426	1,146,779
Natera, Inc.(a)	1,774	298,475
Repligen Corp.(a)	3,436	420,291
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 16.2% (continued)
Twist Bioscience Corp.(a),(b)	4,124	111,224
Xenon Pharmaceuticals, Inc.(a)	1,879	72,736
Zoetis, Inc.	980	153,272
		2,862,960
Real Estate Management & Development — 3.5%
CoStar Group, Inc.(a)	7,010	627,325
Semiconductors & Semiconductor Equipment — 18.8%
Broadcom, Inc.	1,402	416,941
NVIDIA Corp.	16,708	2,910,199
		3,327,140
Software & Services — 13.6%
Confluent, Inc., Cl. A(a)	14,361	285,209
CyberArk Software Ltd.(a)	767	347,650
Datadog, Inc., Cl. A(a)	2,283	312,040
HubSpot, Inc.(a)	182	87,937
Klaviyo, Inc., Cl. A(a)	14,372	466,228
Monday.com Ltd.(a)	1,141	220,213
Palantir Technologies, Inc., Cl. A(a)	1,084	169,874
Shopify, Inc., Cl. A(a)	3,624	511,999
		2,401,150
Technology Hardware & Equipment — .8%
Pure Storage, Inc., Cl. A(a)	1,932	149,942
Total Common Stocks (cost $10,513,070)		17,640,448

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $56,778)	4.25	56,778	56,778
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $119,956)	4.25	119,956	119,956
Total Investments (cost $10,689,804)		100.7%	17,817,182
Liabilities, Less Cash and Receivables		(.7%)	(125,901)
Net Assets		100.0%	17,691,281

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $822,615 and the value of the collateral was $830,208, consisting of cash collateral of $119,956 and U.S. Government & Agency securities valued at $710,252.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

4

Affiliated Issuers
Description	Value ($) 2/28/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .3%	52,521	227,183	(222,926)	56,778	1,451
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .7%	-	1,247,998	(1,128,042)	119,956	811††
Total - 1.0%	52,521	1,475,181	(1,350,968)	176,734	2,262

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $822,615)—Note 2(b):
Unaffiliated issuers	10,513,070	17,640,448
Affiliated issuers	176,734	176,734
Dividends and securities lending income receivable		1,398
		17,818,580
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		7,343
Liability for securities on loan—Note 2(b)		119,956
		127,299
Net Assets ($)		17,691,281
Composition of Net Assets ($):
Paid-in capital		11,341,989
Total distributable earnings (loss)		6,349,292
Net Assets ($)		17,691,281
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		450,001
Net Asset Value Per Share ($)		39.31
Market Price Per Share ($)		39.30
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2025 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	4,643
Affiliated issuers	1,451
Affiliated income net of rebates from securities lending—Note 2(b)	811
Total Income	6,905
Expenses:
Management fee—Note 3(a)	39,551
Total Expenses	39,551
Net Investment Income	(32,646)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(351,622)
Net change in unrealized appreciation (depreciation) on investments	2,053,237
Net Realized and Unrealized Gain (Loss) on Investments	1,701,615
Net Increase in Net Assets Resulting from Operations	1,668,969
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Operations ($):
Net investment (loss)	(32,646)	(47,880)
Net realized gain (loss) on investments	(351,622)	(368,758)
Net change in unrealized appreciation (depreciation) on investments	2,053,237	2,476,078
Net Increase (Decrease) in Net Assets Resulting from Operations	1,668,969	2,059,440
Total Increase (Decrease) in Net Assets	1,668,969	2,059,440
Net Assets ($):
Beginning of Period	16,022,312	13,962,872
End of Period	17,691,281	16,022,312
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28/29,
		2025	2024(a)
Per Share Data ($):
Net asset value, beginning of period	35.61	31.03	25.00
Investment Operations:
Net investment (loss)(b)	(.07 )	(.11 )	(.07 )
Net realized and unrealized gain (loss) on investments	3.77	4.69	6.09
Payment by Affiliate	-	-	.01 (c)
Total from Investment Operations	3.70	4.58	6.03
Transaction fees(b)	-	-	0.00 (d)
Net asset value, end of period	39.31	35.61	31.03
Market value, end of period	39.30	35.59	30.98
Total Return (%)(e)	10.42	14.75	24.11 (f)
Market Price Total Return (%)(e)	10.43	14.88	23.92 (f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(g)	.50 (h)	.50	.50 (h)
Ratio of net investment (loss) to average net assets(g)	(.41 )(h)	(.32 )	(.33 )(h)
Portfolio Turnover Rate(i)	3.25	44.08	12.39
Net Assets, end of period ($ x 1,000)	17,691	16,022	13,963

(a)	From May 18, 2023 (commencement of operations) to February 29, 2024.
(b)	Based on average shares outstanding.
(c)	The total return for the fund was not materially impacted by the reimbursement to the fund for fund losses relating to trade processing error.
(d)	Amount represents less than $.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The NASDAQ Stock Market LLC.
(g)	Amount does not include the expenses of the underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Innovators ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of twelve series, including the fund. The investment objective of the fund is to seek long-term capital growth. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
10

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	17,640,448	—	—	17,640,448
Investment Companies	176,734	—	—	176,734
	17,817,182	—	—	17,817,182

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2025, BNY earned $110  from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	822,615
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(822,615)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Innovation-Driven Company Risk: There can be no assurance that a company identified as an innovation-driven company by NIMNA will ultimately introduce or benefit from a new product or service or that such product or service may not be significantly delayed or have the affect NIMNA anticipated. The returns on a portfolio of securities that are viewed by NIMNA as innovation-driven companies may trail the returns of a portfolio that is not limited to securities of innovation-driven companies. Investing only in securities of innovation-driven companies may affect the fund’s exposure to certain types of investments and may adversely impact the fund’s performance depending on whether such investments are in or out of favor in the market.
Non-Diversification Risk:  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur,
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended February 28, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $376,245 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 28, 2025. The fund has $63,211 of short-term capital losses and $313,034 of long-term capital losses which can be carried forward for an unlimited period.
There were no distributions paid to shareholders during the fiscal year ended February 28, 2025. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended August 31, 2025, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .25% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: Management fee of $7,343.
(c) Each board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended August 31, 2025, amounted to $514,434 and $548,160, respectively.
At August 31, 2025, accumulated net unrealized appreciation on investments was $7,127,378, consisting of $8,003,808 gross unrealized appreciation and $876,430 gross unrealized depreciation.
At August 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of August 31, 2025, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held  shares 379,401 of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2025, the fund had no in-kind transactions.
NOTE 6—
Plan of Liquidation:
At a meeting on August 12, 2025, the Board approved the closing and liquidation of the fund, a series of the Trust.
The fund completed the liquidation of its assets, ceased operations, and distributed proceeds to shareholders of record on September 19, 2025 (the “Liquidation Date”). Shareholders of record of the fund on the Liquidation Date received cash equal to the net asset value of their shares as of such date.
15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
18

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on May 20, 2025, the Board of Trustees (the “Board”) of BNY Mellon ETF Trust (the “Trust”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to: (i) continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Innovators ETF (the “fund”); (ii) continue the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Newton Investment Management North America, LLC (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund; and (iii) continue the sub-sub-investment advisory agreement (the “SSIA Agreement”) between the Sub-Adviser and its sister company, Newton Investment Management Limited (“NIM”), also an affiliate of the Adviser, on behalf of the fund, which permits the Sub-Adviser to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”) available NIM in providing the day-to-day management of the fund’s investments. The Management Agreement, the Sub-Advisory Agreement and the SSIA Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser, Sub-Adviser and NIM provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement, (ii) nature, extent and quality of services expected to be provided by NIM under the SSIA Agreement, (iii) investment performance of the fund, (iv) profits realized by the Adviser and its affiliates from its relationship with the fund, (v) fees charged to comparable funds, (vi) other benefits to the Adviser, Sub-Adviser, NIM and/or their affiliates, and (vii) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser, Sub-Adviser and NIM separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group comprised of certain mid-cap growth, technology, global large-stock growth, and large growth exchange-traded funds (“ETFs”) (the “Performance Group”) and with a broader group of mid-cap growth ETFs (the “Performance Universe”) for the one-year period ended March 31, 2025; and (ii) comparing the fund’s contractual management fees and total expenses with a group comprised of certain mid-cap growth, technology, global large-stock growth, and large growth ETFs (the “Expense Group”) and, with respect to total expenses, with a broader group of mid-cap growth, technology, global large-stock growth, and large growth ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser, as well as the nature, extent and quality of services expected to be provided by NIM. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s, Sub-Adviser’s and NIM’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, Sub-Adviser and NIM, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s and NIM’s best execution procedures as well as the Adviser’s, Sub-Adviser’s and NIM’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser and NIM. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser. With respect to NIM, the Board also considered the Adviser’s favorable assessment of the nature and quality of services expected to be provided by NIM.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was below the Performance Group median for the one-year period ended March 31, 2025. The Board also considered that the fund’s total return performance was below the Performance Universe median for the one-year period ended March 31, 2025. Representatives of the
19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds in the Expense Group and Expense Universe. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was lower than the Expense Group median and the fund’s total expenses were lower than the Expense Group median and Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund. Furthermore, the Board noted NIM would not receive a fee in connection with providing the Investment Advisory Services.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser, NIM or their affiliates benefited in other ways from their relationship with the fund, including any soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the fund and its shareholders.
20

© 2025 BNY Mellon Securities Corporation
Code-4867NCSRSA0825

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

BNY Mellon Women’s Opportunities ETF: BKWO
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Women’s Opportunities ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.4%
Banks — 8.1%
Bank of America Corp.	7,062	358,326
First Horizon Corp.	10,673	241,210
JPMorgan Chase & Co.	2,534	763,798
		1,363,334
Capital Goods — 6.2%
Axon Enterprise, Inc.(a)	300	224,187
GE Vernova, Inc.	415	254,383
Hubbell, Inc.	415	178,861
Trane Technologies PLC	954	396,482
		1,053,913
Commercial & Professional Services — 1.6%
Veralto Corp.	2,553	271,103
Consumer Discretionary Distribution & Retail — 7.7%
Amazon.com, Inc.(a)	4,815	1,102,635
The TJX Companies, Inc.	1,440	196,718
		1,299,353
Consumer Services — 1.7%
Bright Horizons Family Solutions, Inc.(a)	2,426	286,365
Consumer Staples Distribution & Retail — 1.6%
Walmart, Inc.	2,859	277,266
Energy — 2.7%
ConocoPhillips	1,357	134,302
EQT Corp.	4,132	214,203
Phillips 66	811	108,333
		456,838
Financial Services — 4.3%
CME Group, Inc.	789	210,276
Mastercard, Inc., Cl. A	882	525,046
		735,322
Health Care Equipment & Services — 8.8%
Abbott Laboratories	1,878	249,135
Addus HomeCare Corp.(a)	1,278	147,187
Alcon AG	1,917	152,996
Boston Scientific Corp.(a)	4,123	434,976
DexCom, Inc.(a)	2,387	179,837
IDEXX Laboratories, Inc.(a)	274	177,303
Intuitive Surgical, Inc.(a)	297	140,569
		1,482,003
Household & Personal Products — 3.7%
Kenvue, Inc.	7,089	146,813
The Estee Lauder Companies, Inc., Cl. A	2,077	190,523
The Procter & Gamble Company	1,884	295,864
		633,200
Insurance — 2.2%
Aon PLC, Cl. A	558	204,786
Assurant, Inc.	755	162,786
		367,572

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Media & Entertainment — 6.0%
Meta Platforms, Inc., Cl. A	998	737,222
The Walt Disney Company	2,331	275,944
		1,013,166
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AbbVie, Inc.	2,428	510,851
AstraZeneca PLC, ADR	2,884	230,432
Natera, Inc.(a)	752	126,524
		867,807
Real Estate Management & Development — 1.1%
CoStar Group, Inc.(a)	2,001	179,069
Semiconductors & Semiconductor Equipment — 12.9%
Micron Technology, Inc.	1,977	235,283
NVIDIA Corp.	10,197	1,776,113
Texas Instruments, Inc.	851	172,311
		2,183,707
Software & Services — 17.4%
HubSpot, Inc.(a)	536	258,979
Intuit, Inc.	558	372,186
Microsoft Corp.	2,977	1,508,416
ServiceNow, Inc.(a)	222	203,676
Shopify, Inc., Cl. A(a)	2,551	360,406
Synopsys, Inc.(a)	389	234,769
		2,938,432
Technology Hardware & Equipment — 4.6%
Apple, Inc.	3,348	777,205
Transportation — .9%
Uber Technologies, Inc.(a)	1,619	151,781
Utilities — 2.8%
Constellation Energy Corp.	878	270,406
Dominion Energy, Inc.	3,273	196,053
		466,459
Total Common Stocks (cost $11,560,676)		16,803,895

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(b) (cost $98,694)	4.25	98,694	98,694
Total Investments (cost $11,659,370)		100.0%	16,902,589
Cash and Receivables (Net)		(.0%)	1,902
Net Assets		100.0%	16,904,491

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 2/28/2025	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .6%	147,969	418,158	(467,433)	98,694	3,571
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .0%	-	233,115	(233,115)	-	3††
Total - .6%	147,969	651,273	(700,548)	98,694	3,574

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	11,560,676	16,803,895
Affiliated issuers	98,694	98,694
Dividends receivable		9,087
		16,911,676
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		7,185
		7,185
Net Assets ($)		16,904,491
Composition of Net Assets ($):
Paid-in capital		11,785,876
Total distributable earnings (loss)		5,118,615
Net Assets ($)		16,904,491
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		450,001
Net Asset Value Per Share ($)		37.57
Market Price Per Share ($)		37.55
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2025 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $231 foreign taxes withheld at source):
Unaffiliated issuers	68,289
Affiliated issuers	3,571
Affiliated income net of rebates from securities lending—Note 2(c)	3
Total Income	71,863
Expenses:
Management fee—Note 3(a)	39,272
Total Expenses	39,272
Net Investment Income	32,591
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(157,112)
Net change in unrealized appreciation (depreciation) on investments	1,438,694
Net Realized and Unrealized Gain (Loss) on Investments	1,281,582
Net Increase in Net Assets Resulting from Operations	1,314,173
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025

Operations ($):
Net investment income	32,591	52,417
Net realized gain (loss) on investments	(157,112)	156,650
Net change in unrealized appreciation (depreciation) on investments	1,438,694	1,143,726
Net Increase (Decrease) in Net Assets Resulting from Operations	1,314,173	1,352,793
Distributions ($):
Distributions to shareholders	(100,953)	(50,124)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	-	1,785,847
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	-	1,785,847
Total Increase (Decrease) in Net Assets	1,213,220	3,088,516
Net Assets ($):
Beginning of Period	15,691,271	12,602,755
End of Period	16,904,491	15,691,271
Capital Share Transactions (Shares):
Shares sold	-	50,000
Net Increase (Decrease) in Shares Outstanding	-	50,000
See notes to financial statements.

FINANCIAL HIGHLIGHTS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28/29,
		2025	2024(a)
Per Share Data ($):
Net asset value, beginning of period	34.87	31.51	25.00
Investment Operations:
Net investment income(b)	.07	.13	.11
Net realized and unrealized gain (loss) on investments	2.85	3.36	6.48
Total from Investment Operations	2.92	3.49	6.59
Distributions:
Dividends from net investment income	(.03 )	(.13 )	(.08 )
Dividends from net realized gain on investments	(.19 )	-	-
Total Distributions	(.22 )	(.13 )	(.08 )
Transaction fees(b)	-	-	0.00 (c)
Net asset value, end of period	37.57	34.87	31.51
Market value, end of period	37.55	34.92	31.55
Total Return (%)(d)	8.40	11.07	26.36 (e)
Market Price Total Return (%)(d)	8.20	11.08	26.53 (e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(f)	.50 (g)	.50	.50 (g)
Ratio of net investment income to average net assets(f)	.41 (g)	.39	.50 (g)
Portfolio Turnover Rate(h)	13.09	44.26	24.71
Net Assets, end of period ($ x 1,000)	16,904	15,691	12,603

(a)	From May 18, 2023 (commencement of operations) to February 29, 2024.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The NASDAQ Stock Market LLC.
(f)	Amount does not include the expenses of the underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Women’s Opportunities ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of twelve series, including the fund. The investment objective of the fund is to seek long-term capital growth. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	16,803,895	—	—	16,803,895
Investment Companies	98,694	—	—	98,694
	16,902,589	—	—	16,902,589

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2025, BNY earned less than $1 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Investment Theme Risk:The fund’s incorporation of Women’s Opportunities considerations into its investment approach may cause the fund to make different investments than funds that invest principally in equity securities but do not incorporate Women’s Opportunities considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate Women’s Opportunities considerations. For example, the incorporation of Women’s Opportunities considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of Women’s Opportunities considerations may also affect the fund’s exposure to certain sectors and/or types of investments and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIMNA’s security selection process incorporates Women’s Opportunities data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few Women’s Opportunities related components. In addition, Women’s Opportunities data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide Women’s Opportunities data. Women’s Opportunities data from third parties used by NIMNA as part of its process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. NIMNA’s evaluation of Women’s Opportunities factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate Women’s Opportunities data from other sources or utilize other methodologies.
Non-Diversification Risk:  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended February 28, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2025 was as follows: ordinary income $50,124. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended August 31, 2025, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .25% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: Management fee of $7,185.
(c) Each board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended August 31, 2025, amounted to $2,159,150 and $2,046,226, respectively.
At August 31, 2025, accumulated net unrealized appreciation on investments was $5,243,219, consisting of $5,342,085 gross unrealized appreciation and $98,866 gross unrealized depreciation.
At August 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of August 31, 2025, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held  shares 381,701 of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended August 31, 2025, the fund had no in-kind transactions.
NOTE 6—
Plan of Liquidation:
At a meeting on August 12, 2025, the Board approved the closing and liquidation of the fund, a series of the Trust.
The fund completed the liquidation of its assets, ceased operations, and distributed proceeds to shareholders of record on September 19, 2025 (the “Liquidation Date”). Shareholders of record of the fund on the Liquidation Date received cash equal to the net asset value of their shares as of such date.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on May 20, 2025, the Board of Trustees (the “Board”) of BNY Mellon ETF Trust (the “Trust”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to: (i) continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Women’s Opportunities ETF (the “fund”); (ii) continue the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Newton Investment Management North America, LLC (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund; and (iii) continue the sub-sub-investment advisory agreement (the “SSIA Agreement”) between the Sub-Adviser and its sister company, Newton Investment Management Limited (“NIM”), also an affiliate of the Adviser, on behalf of the fund, which permits the Sub-Adviser to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”) available at NIM in providing the day-to-day management of the fund’s investments. The Management Agreement, the Sub-Advisory Agreement and the SSIA Agreement are each referred to herein as an “Agreement” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser, Sub-Adviser and NIM provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement, (ii) nature, extent and quality of services expected to be provided by NIM under the SSIA Agreement, (iii) investment performance of the fund, (iv) profits realized by the Adviser and its affiliates from its relationship with the fund, (v) fees charged to comparable funds, (vi) other benefits to the Adviser, Sub-Adviser, NIM and/or their affiliates, and (vii) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser, Sub-Adviser and NIM separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group comprised of certain large blended, global large-stock blended, and small blended exchange-traded funds (“ETFs”) (the “Performance Group”) and with a broader group of large blended ETFs (the “Performance Universe”) for the one-year period ended March 31, 2025; and (ii) comparing the fund’s contractual management fees and total expenses with a group comprised of certain large blended, global large-stock blended, and small blended ETFs (the “Expense Group”) and, with respect to total expenses, with a broader group of other large blended, global large-stock blended, and small blended ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser, as well as the nature, extent and quality of services expected to be provided by NIM. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s, Sub-Adviser’s and NIM’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, Sub-Adviser and NIM, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s and NIM’s best execution procedures as well as the Adviser’s, Sub-Adviser’s and NIM’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser and NIM. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser. With respect to NIM, the Board also considered the Adviser’s favorable assessment of the nature and quality of services expected to be provided by NIM.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was above the Performance Group median for the one-year period ended March 31, 2025. The Board also considered that the fund’s total

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
return performance was below the Performance Universe median for the one-year period ended March 31, 2025. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds in the Expense Group and Expense Universe. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was lower than the Expense Group median and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund. Furthermore, the Board noted NIM would not receive a fee in connection with providing the Investment Advisory Services.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser, NIM or their affiliates benefited in other ways from their relationship with the fund, including any soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2025 BNY Mellon Securities Corporation
Code-4868NCSRSA0825

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY Mellon ETF Trust

By (Signature and Title) *	/s/ David J. DiPetrillo David J. DiPetrillo, President (Principal Executive Officer)

Date 10/24/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ David J. DiPetrillo David J. DiPetrillo, President (Principal Executive Officer)

Date 10/24/2025

By (Signature and Title) *	/s/ James Windels James Windels, Treasurer (Principal Financial and Accounting Officer)

Date 10/23/2025

* Print the name and title of each signing officer under his or her signature.